Description of Business - Additional Information (Details) ₩ in Thousands, $ in Millions			12 Months Ended
	Dec. 28, 2022 KRW (₩)	Aug. 26, 2022 KRW (₩)	Dec. 31, 2017 USD ($)	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | $			$ 825
Reduction of capital reserve | ₩	₩ 330,000,000,000	₩ 70,000,000,000
American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity listing depository receipt ratio				0.05
DoubleU Games Co., Ltd.[Member] | Equity Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage				67.10%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage				32.90%
International Gaming Technologies [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage				12.70%
Stic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage				20.20%